Salaries and other employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefits [Abstract]
Wages and salaries	$ 18,487	$ 16,191	$ 16,132
Payroll Taxes	2,120	2,629	2,244
Personnel benefits	6,732	8,644	5,231
Share-based payments	650	189	1,589
Total	$ 27,989	$ 27,653	$ 25,196